CAPITAL DEFICIENCY	3 Months Ended	12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013
CAPITAL DEFICIENCY [Text Block]

NOTE 4 – CAPITAL DEFICIENCY:

a.	Share capital:

The Company’s shares are traded on the OTC Market Group Inc.'s OTCQB.

b.	Financing:

1)

During the year ended November 30, 2012, the Company completed a private placement with Derby Management LLC (“ Derby ”) for total consideration of $1,100,000 for 1,100,000 shares of common stock and 1,100,000 warrants at purchase price of $1.00 per share.

2)

In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company’s common stock and two non-transferable warrants. See also Note 6.

In connection with this agreement, the 1,000,000 warrants issued to Derby in July 2012 were cancelled.

3)

On May 2013, the Company entered into a subscription agreement with ATMI, pursuant to which ATMI purchased 1,526,718 units at a price of $0.8515 per unit for total consideration of $1,300,000. Each unit consists of one share of the Company’s common stock and one warrant. See also Note 6. On March 28, 2014, the Company filed a prospectus pursuant to Rule 424(b)(3), which is a part of a registration statement filed by the Company with the SEC, covering the shares under the subscription agreement, which allows ATMI to sell the shares (including shares that will be issued to ATMI as a result of the exercise of the warrants), which will be issued under this subscription agreement (see Note 7b).

4)

On December 13, 2013, the Company entered into a $3,000,000 common stock purchase agreement with Kodiak Capital Group, LLC, a Newport Beach-based institutional investor (“ Kodiak ”). The Company has agreed to file a registration statement with the SEC covering the shares that may be issued to Kodiak under the terms of the common stock purchase agreement. After the SEC has declared the registration statement related to the transaction effective, the Company has the right at its sole discretion over a period of one year to sell shares of common stock under the terms set forth in the agreement in the total amount of up to $3,000,000. Proceeds from this transaction will be used to fund research and development and working capital. In December 2013, the Company issued to Kodiak 250,000 commitment shares of common stock of the Company at no consideration. On March 28, 2014, the Company filed a prospectus pursuant to Rule 424(b)(3)), which is a part of a registration statement filed by the Company with the SEC, covering the shares under the common stock purchase agreement, which allows Kodiak to sell the shares which will be issued under this common stock purchase agreement (see Note 7b).

The Company’s ability to put shares to Kodiak and obtain funds under the equity line is limited by the terms and conditions in the common stock purchase agreement, including restrictions on when the Company may exercise its put rights, restrictions on the amount the Company may put to Kodiak at any one time, which is determined in part by the trading volume of the Company’s common stock, and a limitation on its ability to put shares to Kodiak.

5)

During the three months ended February 28, 2014, the Company issued 1,128,849 units in a non- brokered private placement for a total consideration of $587,001. Each unit consisted of one share of its common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of the Company’s common stock at an exercise price of $0.52 per share for a period of three years. The fair value of these warrants as of the date of issuance was $393,411 using the Black- Scholes valuation model based on the following assumptions: dividend yield of 0% for all years; expected volatility of 117%; risk free interest of 0.68%, and an expected life of three years. The units were actually issued on March 3, 2014.

c.	As to shares of common stock issued upon exercise of stock options, see Note 3.

NOTE 3– STOCKHOLDERS' DEFICIENCY:

a.	Share capital :

The Company’s shares are traded on the OTC Market Group Inc.'s OTCQB.

On August 31, 2011, the Company affected a 35 to 1 share split. As a result the issued and outstanding capital of the Company has been increased from 2,300,000 to 80,500,000 shares of common stock with par value of $0.0001 per share. Share data and Per share data has been adjusted to reflect the stock split.

On February 2, 2012, two of the Company's shareholders cancelled 33,873,049 shares of common stock of the Company held by them in connection with the capital raising and other changes in the capital.

b.	Financing:

1.

In 2012, the Company completed a private placement with Derby Management LLC for total consideration of $1,100,000 for 1,100,000 shares of common stock and 1,100,000 common stock warrants at purchase price of $1.00 per share.

2.

In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company's Common Stock and two non-transferable Common Stock warrants. Each Common Stock warrant ("the December Warrants ") can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until November 30, 2014. See also Note 8.

In connection with this agreement, the 1,000,000 warrants issued in July 2012 were cancelled.

3.

On May 2013, the Company entered into a subscription agreement with ATMI, pursuant to which ATMI purchased 1,526,718 units at a price of $0.8515 per unit for total consideration of $1,300,000. Each Unit consists of one share of the Company's Common Stock and one Common Stock warrant. Each Common Stock warrant ("the May Warrants ") can be exercised into one share at a purchase price of $1 per warrant and is exercisable until May 6, 2015. As of the issuance day, the fair value of the warrants was $704,590 based on Monte Carlo pricing-model. See also Note 8.